Income Taxes (Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Other assets	¥ 153,948	¥ 160,541
Other noncurrent liabilities	(59,888)	(70,336)
Net deferred tax assets	¥ 94,060	¥ 90,205